Income taxes - Schedule of effective income tax rate reconciliation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax expense at statutory rate	35.00%	35.00%	35.00%
State income tax, net of federal benefit	5.00%	5.00%	3.40%
Permanent differences	(0.70%)	0.00%	(0.20%)
Stock-based compensation	(1.90%)	(2.60%)	(6.30%)
Research credits	2.20%	1.90%	1.80%
Other, net	(1.30%)	(0.10%)	0.40%
Payroll Tax Credit Election	(0.70%)	0.00%	0.00%
Change in valuation allowance	(1.10%)	(39.20%)	(34.10%)
Deferred rate change	(36.50%)	0.00%	0.00%
Effective tax rate	0.00%	0.00%	0.00%